Lease - Additional information (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥) lease	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Lease
Weighted-average remaining lease term	6 months 25 days	11 months 1 day		6 months 25 days
Weighted-average discount rate	4.75%	4.75%		4.75%
Operating lease expenses	¥ 35,400	¥ 58,400	¥ 54,300
Short-term lease expenses	6,900	5,800	¥ 2,400
Right-of-use assets	7,151	40,211		$ 980
Operating lease liability	¥ 19,131	45,700
Number of operating leases for lease not yet commenced | lease	2
Amount of lease not yet commenced	¥ 69,800
Right of use assets for right of use assets and lease liabilities not yet commenced	65,300
Lease liabilities for right of use assets and lease liabilities not yet commenced	¥ 65,300
Lease term	3 years			3 years
Early Termination Leases
Lease
Right-of-use assets	¥ 2,300	32,500
Operating lease liability	¥ 1,700	¥ 32,400